Equity-accounted investee - Associate financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	$ 711,528	$ 591,620	$ 320,278
Non-current assets	5,935,910	5,643,148
Current liabilities	(875,875)	(410,994)
Non-current liabilities	(2,149,169)	$ (2,508,074)
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	41,717
Other current assets	160,784
Non-current assets	407,816
Current liabilities	(151,728)
Non-current liabilities	(41,746)
Net assets	$ 416,843